Schedule of Investments (unaudited) June 30, 2020	BlackRock GNMA Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

U.S. Government Sponsored Agency Securities — 144.1%

Collateralized Mortgage Obligations — 10.0%
Federal Home Loan Mortgage Corp.:
Series 2018-4, Class MA, 3.50%, 03/25/58	USD	1,059	$1,150,172
Series 2019-2, Class MA, 3.50%, 08/25/58		617	672,786
Series 3745, Class ZA, 4.00%, 10/15/40		363	437,343
Series 3780, Class ZA, 4.00%, 12/15/40		1,200	1,456,548
Series 3960, Class PL, 4.00%, 11/15/41		900	1,044,293
Series 4325, Class ZX, 4.50%, 04/15/44		2,506	2,979,087
Series 4384, Class LB, 3.50%, 08/15/43		1,500	1,660,811
Federal National Mortgage Association:
Series 1996-48, Class Z, 7.00%, 11/25/26		151	164,986
Series 2010-134, Class KZ, 4.50%, 12/25/40		462	517,650
Series 2010-141, Class LZ, 4.50%, 12/25/40		369	405,950
Series 2011-8, Class ZA, 4.00%, 02/25/41		2,243	2,447,084
Series 2011-131, Class LZ, 4.50%, 12/25/41(a)		333	369,568
Series 2017-76, Class PB, 3.00%, 10/25/57		1,125	1,263,949
Series 2018-21, Class CA, 3.50%, 04/25/45		1,297	1,347,551
Federal National Mortgage Association Variable Rate Notes, Series 2018-32, Class PS, (LIBOR USD 1 Month + 7.23%), 7.02%, 05/25/48(b)		2,981	3,359,035
Government National Mortgage Association:
Series 2009-122, Class PY, 6.00%, 12/20/39		636	738,628
Series 2015-79, Class MY, 3.50%, 05/20/45		3,278	3,728,489
Series 2015-106, Class DY, 3.50%, 07/20/45		2,411	2,764,322
Series 2016-123, Class LM, 3.00%, 09/20/46(a)		400	445,216
Series 2019-5, Class P, 3.50%, 07/20/48		683	727,378
Government National Mortgage Association Variable Rate Notes(c):
Series 2009-31, Class PT, 3.62%, 05/20/39		252	266,340
Series 2014-107, Class WX, 6.80%, 07/20/39		1,189	1,388,659
Series 2015-55, Class A, 5.39%, 03/16/36		9,042	10,434,855
Series 2015-103, Class B, 6.91%, 01/20/40		5,574	6,580,505
Series 2015-187, Class C, 5.27%, 03/20/41		9,573	11,389,189

			57,740,394

Commercial Mortgage-Backed Securities — 0.6%
Federal Home Loan Mortgage Corp. Variable Rate Notes(c):
Series 2019-SB60, Class A10F, 3.31%, 01/25/29		1,693	1,816,103
Series 2019-SB61, Class A10F, 3.17%, 01/25/29		1,340	1,432,768
Government National Mortgage Association, Series 2019-7, Class V, 3.00%, 05/16/35		165	183,524

			3,432,395

Interest Only Collateralized Mortgage Obligations — 2.1%
Federal Home Loan Mortgage Corp.:
Series 4062, Class GI, 4.00%, 02/15/41		97	8,498
Series 4533, Class JI, 5.00%, 12/15/45		699	129,593
Federal Home Loan Mortgage Corp. Variable Rate Notes(b):
Series 4119, Class SC, (LIBOR USD 1 Month + 6.15%), 5.97%, 10/15/42		2,079	384,219
Series 4901, Class CS, (LIBOR USD 1 Month + 6.10%), 5.92%, 07/25/49		4,443	883,967
Series 4941, Class SH, (LIBOR USD 1 Month + 5.95%), 5.77%, 12/25/49		2,956	544,281
Federal National Mortgage Association:
Series 2013-10, Class PI, 3.00%, 02/25/43		117	10,591
Series 2014-68, Class YI, 4.50%, 11/25/44		160	25,239
Series 2015-74, Class IA, 6.00%, 10/25/45(a)		3,981	937,197

Security		Par (000)		Value

Interest Only Collateralized Mortgage Obligations (continued)
Series 2015-77, 6.00%, 10/25/45(a)	USD	4,703		$1,106,658
Series 2017-68, Class IE, 4.50%, 09/25/47		4,268		642,123
Federal National Mortgage Association Variable Rate Notes(b):
Series 2015-66, Class AS, (LIBOR USD 1 Month + 6.25%), 6.07%, 09/25/45		6,181		1,263,339
Series 2016-60, Class SD, (LIBOR USD 1 Month + 6.10%), 5.92%, 09/25/46		960		193,314
Series 2016-78, Class CS, (LIBOR USD 1 Month + 6.10%), 5.92%, 05/25/39		1,201		241,567
Series 2017-70, Class SA, (LIBOR USD 1 Month + 6.15%), 5.97%, 09/25/47		1,306		290,401
Series 2019-5, Class SA, (LIBOR USD 1 Month + 6.10%), 5.92%, 03/25/49		5,472		1,175,624
Series 2019-25, Class SA, (LIBOR USD 1 Month + 6.05%), 5.87%, 06/25/49		4,514		979,371
Series 2019-35, Class SA, (LIBOR USD 1 Month + 6.10%), 5.92%, 07/25/49		2,432		478,545
Government National Mortgage Association:
Series 2017-139, Class IB, 4.50%, 09/20/47		625		91,245
Series 2017-144, Class DI, 4.50%, 09/20/47		468		67,227
Series 2019-42, Class AI, 4.00%, 01/20/46		12,831		1,666,297
Series 2019-133, Class EI, 4.50%, 04/20/49		3,695		315,497
Government National Mortgage Association Variable Rate Notes(b):
Series 2017-101, Class SL, (LIBOR USD 1 Month + 6.20%), 6.01%, 07/20/47		2,602		532,477
Series 2018-154, Class SW, (LIBOR USD 1 Month + 6.20%), 6.01%, 11/20/48		1,346		167,216

				12,134,486

Interest Only Commercial Mortgage-Backed Securities — 1.0%
Government National Mortgage Association Variable Rate Notes:
Series 2016-22, 0.77%, 11/16/55(c)		21,232		984,016
Series 2016-45, 0.98%, 02/16/58(c)		11,376		685,603
Series 2016-92, 0.90%, 04/16/58(c)		4,189		238,011
Series 2016-110, 0.99%, 05/16/58(c)		4,398		272,954
Series 2016-113, (LIBOR USD 1 Month + 0.00%), 1.15%, 02/16/58(b)		9,493		718,535
Series 2016-151, 1.06%, 06/16/58(c)		15,814		1,073,231
Series 2017-53, 0.67%, 11/16/56(c)		18,408		885,599
Series 2017-61, 0.76%, 05/16/59(c)		4,485		276,095
Series 2017-64, 0.70%, 11/16/57(c)		6,109		327,187
Series 2017-72, 0.67%, 04/16/57(c)		10,432		544,104

				6,005,335

Mortgage-Backed Securities — 130.4%
Federal Home Loan Mortgage Corp.:
3.00%, 06/01/35 - 07/01/35		1,329		1,407,609
3.50%, 07/01/26 - 09/01/26		39		41,005
4.00%, 08/01/20 - 05/01/26		148		156,381
5.00%, 05/01/35 - 12/01/38		88		101,264
5.65%, 05/01/37 - 12/01/37		982		1,084,339
5.75%, 08/01/37 - 04/01/38		1,561		1,726,454
7.50%, 03/01/27		—	(d)	83
Federal National Mortgage Association:
3.00%, 09/01/48		963		997,273
3.40%, 04/01/41		161		165,921
3.50%, 11/01/46		1,617		1,730,434
4.45%, 03/01/36 - 06/01/36		772		817,979
4.94%, 01/01/35 - 05/01/35		178		183,738
5.00%, 04/01/36		99		103,666
5.20%, 08/01/34 - 09/01/34		222		232,207
5.25%, 08/01/37 - 09/01/37		980		1,074,557
5.54%, 01/01/35		73		76,194

1

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock GNMA Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Mortgage-Backed Securities (continued)
5.75%, 04/01/37	USD	393	$430,643
5.80%, 07/01/34		47	48,261
5.94%, 09/01/34		74	77,752
6.50%, 09/01/28 - 02/01/31		1,387	1,548,504
Government National Mortgage Association:
2.50%, 06/20/50		1,133	1,193,999
2.50%, 07/15/50(e)		59,769	62,916,211
3.00%, 05/15/42 - 06/20/50		21,422	22,989,891
3.00%, 07/15/50(e)		150,326	159,269,221
3.50%, 04/15/41 - 06/20/50		163,095	175,333,363
4.00%, 10/20/41 - 05/20/50		63,991	69,135,415
4.00%, 07/15/50(e)		30,850	32,706,423
4.50%, 12/15/34 - 05/20/50		70,475	75,903,131
4.50%, 07/15/50(e)		14,000	14,952,656
5.00%, 09/15/28 - 05/20/50		26,786	29,919,310
5.00%, 07/15/50(e)		1,900	2,063,578
5.30%, 12/15/36 - 04/15/37		234	256,356
5.50%, 03/15/32 - 12/15/34		7,638	8,842,266
5.64%, 02/15/37 - 06/15/37		2,017	2,279,172
5.65%, 05/20/37 - 02/20/38		1,032	1,127,194
5.75%, 08/20/37 - 04/20/38		480	520,383
5.80%, 11/15/36 - 03/15/37		1,868	2,081,372
6.00%, 03/20/28 - 01/15/39		10,011	11,508,482
6.50%, 09/20/27 - 10/20/40		3,652	4,198,168
7.00%, 03/20/24 - 05/20/27		15	16,307
7.50%, 04/20/23 - 10/20/25		2	2,319
8.00%, 05/15/21 - 05/15/30		40	41,884
8.50%, 11/15/21 - 02/15/25		16	16,734
9.00%, 06/15/21 - 10/15/21		2	2,176
9.50%, 09/15/20 - 09/15/22		1	924
Uniform Mortgage-Backed Securities:
2.00%, 07/25/50 - 08/25/50(e)		8,534	8,725,098
2.50%, 07/25/35 - 08/25/50(e)		21,677	22,577,702
3.00%, 07/01/35 - 06/01/43		19,978	21,410,597
3.50%, 07/25/35(e)		1,796	1,886,993
3.50%, 03/01/43 - 08/01/43		1,927	2,083,265
4.00%, 07/01/43		3,288	3,637,134
5.00%, 01/01/21 - 07/01/35		1,505	1,726,206
5.25%, 07/01/37 - 08/01/37		612	670,801
5.50%, 12/01/32 - 04/01/35		133	151,045
6.50%, 08/01/35		735	859,559

			753,009,599

Total U.S. Government Sponsored Agency Securities — 144.1% (Cost: $813,527,039)			832,322,209

Total Long-Term Investments — 144.1% (Cost: $813,527,039)			832,322,209

Security	Shares	Value

Short-Term Securities — 8.0%

Money Market Funds — 0.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.11%(f)*	3,190,238	$3,190,238

Total Money Market Funds — 0.6% (Cost: $3,190,238)		3,190,238

	Par (000)

U.S. Treasury Obligations — 7.4%
U.S. Treasury Bills(g):
0.12%, 07/09/20	1,222	1,221,969
0.10%, 07/14/20	11,372	11,371,548
0.12%, 07/16/20	261	260,986
0.12%, 07/21/20	5,300	5,299,654
0.14%, 08/04/20	19,361	19,358,532
0.12%, 08/18/20	5,739	5,737,948

Total U.S. Treasury Obligations — 7.4% (Cost: $43,250,754)		43,250,637

Total Short-Term Securities — 8.0% (Cost: $46,440,992)		46,440,875

Total Options Purchased — 0.0% (Cost: $131,471)		35

Total Investments Before Options Written and TBA Sale Commitments — 152.1% (Cost: $860,099,502)		878,763,119

Total Options Written — (0.0)% (Premium Received — $244,329)		(159,770)

TBA Sale Commitments — (15.5)%(e)

Mortgage-Backed Securities — (15.5)%
Government National Mortgage Association:
3.50%, 07/15/50	24,987	(26,363,888)
4.00%, 07/15/50	10,695	(11,338,580)
4.50%, 07/15/50	5,900	(6,301,476)
Uniform Mortgage-Backed Securities:
2.00%, 07/25/50	4,267	(4,366,674)
2.50%, 07/25/50	14,411	(15,023,468)
3.00%, 07/25/50	21,257	(22,387,939)
3.50%, 07/25/50 - 08/25/50	364	(382,803)
4.00%, 07/25/50	3,229	(3,421,794)

Total TBA Sale Commitments — (15.5)% (Proceeds: $89,542,856)		(89,586,622)

Total Investments Net of Options Written and TBA Sale Commitments — 136.6% (Cost: $770,312,317)		789,016,727

Liabilities in Excess of Other Assets — (36.6)%		(211,601,888)

Net Assets — 100.0%		$577,414,839

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Amount is less than 500.
(e)	Represents or includes a TBA transaction.
(f)	Annualized 7-day yield as of period end.

2

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock GNMA Portfolio

(g)	Rates are discount rates or a range of discount rates as of period end.
*

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended June 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 09/30/19	Shares Purchased	Shares Sold	Shares Held at 06/30/20	Value at 06/30/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	2,823,418	366,820	—	3,190,238	$3,190,238	$33,056	$6		$—

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

3

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock GNMA Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
U.S. Treasury 2 Year Note	51	09/30/20	$11,262	$7,417
U.S. Treasury 5 Year Note	324	09/30/20	40,740	83,284

				90,701

Short Contracts
90-day Eurodollar	24	09/14/20	5,984	(34,208)
U.S. Treasury 10 Year Note	503	09/21/20	70,003	(304,189)
U.S. Treasury 10 Year Ultra Note	5	09/21/20	787	(2,411)
U.S. Treasury Long Bond	91	09/21/20	16,249	(105,985)
U.S. Treasury Ultra Bond	20	09/21/20	4,363	(19,949)
90-day Eurodollar	24	12/14/20	5,983	(33,858)
90-day Eurodollar	22	03/15/21	5,489	(20,693)
90-day Eurodollar	8	06/14/21	1,996	(16,633)
90-day Eurodollar	8	09/13/21	1,997	(9,636)
90-day Eurodollar	17	12/13/21	4,242	(19,274)
90-day Eurodollar	7	03/14/22	1,747	(4,247)
90-day Eurodollar	9	12/19/22	2,244	(13,963)

				(585,046)

				$(494,345)

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value

Put
10-Year Interest Rate Swap(a)	2.11%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	08/17/20	2.11%	USD	15,000	$35

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date		Exercise Price		Notional Amount (000)	Value

Call
U.S. Treasury 5 Year Note	137	08/21/20	USD	125.25	USD	13,700	$(87,766)

Put
U.S. Treasury 5 Year Note	137	08/21/20	USD	125.25	USD	13,700	(20,336)

							$(108,102)

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value

Call
10-Year Interest Rate Swap(a)	0.35%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	09/30/20	0.35%	USD	3,900	$(14,642)
10-Year Interest Rate Swap(a)	0.40%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	10/28/20	0.40	USD	6,100	(36,526)

										(51,168)

4

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock GNMA Portfolio

OTC Interest Rate Swaptions Written (continued)

	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Put
2-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	0.60%	Semi-Annual	Deutsche Bank AG	09/25/20	0.60%	USD	33,700	$(500)

										$(51,668)

(a)	Forward settling swaption.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
2.66%	Semi-Annual	3 month LIBOR	Quarterly	N/A	02/06/23	USD	12,000	$(876,260)	$—	$(876,260)
2.87%	Semi-Annual	3 month LIBOR	Quarterly	N/A	03/23/23	USD	9,600	(764,717)	—	(764,717)
2.85%	Semi-Annual	3 month LIBOR	Quarterly	N/A	12/21/28	USD	2,000	(387,125)	—	(387,125)

								$(2,028,102)	$—	$(2,028,102)

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate
3 month LIBOR	London Interbank Offered Rate	0.30%

Glossary of Terms Used in this Report

Currency

USD	United States Dollar

Portfolio Abbreviations

LIBOR	London Interbank Offered Rate

OTC	Over-the-counter

TBA	To-be-announced

5

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock GNMA Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
U.S. Government Sponsored Agency Securities	$—	$829,463,570	$2,858,639	$832,322,209
Short-Term Securities:
Money Market Funds	3,190,238	—	—	3,190,238
U.S. Treasury Obligations	—	43,250,637	—	43,250,637
Options Purchased:
Interest rate contracts	—	35	—	35
Liabilities:
Investments:
TBA Sale Commitments	—	(89,586,622)	—	(89,586,622)

	$3,190,238	$783,127,620	$2,858,639	$789,176,497

Derivative Financial Instruments (a)
Assets:
Interest rate contracts	$90,701	$—	$—	$90,701
Liabilities:
Interest rate contracts	(693,148)	(2,079,770)	—	(2,772,918)

	$(602,447)	$(2,079,770)	$—	$(2,682,217)

The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

(a)

Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

6